UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                       as of January 31, 2018 (Unaudited)

Deutsche Global High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 97.4%
Consumer Discretionary 21.6%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024 (b)		870,000	854,775
144A, 5.0%, 10/15/2025		1,325,000	1,326,656
Adient Global Holdings Ltd.:
144A, 3.5%, 8/15/2024	EUR	1,000,000	1,279,231
REG S, 3.5%, 8/15/2024	EUR	1,700,000	2,174,692
144A, 4.875%, 8/15/2026		1,445,000	1,430,550
Ally Financial, Inc., 5.75%, 11/20/2025 (b)		300,000	320,310
Altice Financing SA, 144A, 7.5%, 5/15/2026		2,630,000	2,731,912
Altice Luxembourg SA, 144A, 7.625%, 2/15/2025 (b)		500,000	458,750
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		830,000	848,675
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025 (b)		615,000	642,675
144A, 6.5%, 4/1/2027 (b)		590,000	618,025
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,105,000	1,149,200
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		1,220,000	1,223,050
Boyd Gaming Corp., 6.875%, 5/15/2023		310,000	327,825
Cablevision Systems Corp., 5.875%, 9/15/2022		4,000,000	4,040,000
Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025		1,650,000	1,637,807
CalAtlantic Group, Inc., 5.0%, 6/15/2027		340,000	350,200
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024		1,110,000	1,029,525
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		2,215,000	2,136,091
144A, 5.125%, 5/1/2027		4,435,000	4,335,212
144A, 5.5%, 5/1/2026		1,970,000	2,009,400
144A, 5.875%, 4/1/2024		765,000	799,425
144A, 5.875%, 5/1/2027		1,040,000	1,071,200
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		1,216,000	1,220,560
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,315,000	2,372,875
Series B, 6.5%, 11/15/2022		690,000	710,334
Series A, 7.625%, 3/15/2020		210,000	206,850
CSC Holdings LLC:
144A, 5.375%, 2/1/2028		990,000	987,525
144A, 5.5%, 4/15/2027		2,970,000	3,007,125
144A, 6.625%, 10/15/2025		300,000	321,000
144A, 10.125%, 1/15/2023		1,395,000	1,573,734
144A, 10.875%, 10/15/2025		604,000	719,334
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		311,000	331,993
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		1,940,000	2,037,000
144A, 6.5%, 6/1/2026		1,365,000	1,475,906
Dana, Inc., 5.5%, 12/15/2024		410,000	427,425
DISH DBS Corp.:
5.875%, 7/15/2022		1,800,000	1,791,000
5.875%, 11/15/2024		650,000	616,281
6.75%, 6/1/2021		1,290,000	1,351,275
EC Finance PLC, 144A, 2.375%, 11/15/2022	EUR	690,000	879,183
Eldorado Resorts, Inc., 6.0%, 4/1/2025		1,800,000	1,878,750
Europcar Groupe SA, 144A, 4.125%, 11/15/2024	EUR	750,000	943,081
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		745,000	764,556
5.25%, 4/15/2023 (b)		5,070,000	5,364,060
Grupo-Antolin Irausa SA, 144A, 3.25%, 4/30/2024	EUR	1,690,000	2,174,880
HD Supply, Inc., 144A, 5.75%, 4/15/2024		405,000	433,350
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,172,321
Mattel, Inc., 144A, 6.75%, 12/31/2025		1,545,000	1,568,175
Mediacom Broadband LLC, 6.375%, 4/1/2023		440,000	453,200
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	917,073
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		675,000	697,781
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		480,000	497,712
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		265,000	263,013
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		693,000	731,115
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	238,525
SFR Group SA:
144A, 6.0%, 5/15/2022		860,000	839,317
144A, 7.375%, 5/1/2026		2,685,000	2,644,725
Sonic Automotive, Inc., 6.125%, 3/15/2027		305,000	302,713
Staples, Inc., 144A, 8.5%, 9/15/2025		725,000	700,531
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	295,500
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		400,000	398,000
Telenet Finance VI Luxembourg SCA, 144A, 4.875%, 7/15/2027	EUR	2,000,000	2,687,977
Tesla, Inc., 144A, 5.3%, 8/15/2025 (b)		525,000	499,800
Toll Brothers Finance Corp.:
4.35%, 2/15/2028		2,700,000	2,673,000
4.875%, 3/15/2027		600,000	622,500
TRI Pointe Group, Inc., 5.25%, 6/1/2027		890,000	898,900
Unitymedia Hessen GmbH & Co., KG, 144A, 4.0%, 1/15/2025	EUR	890,000	1,166,748
UPC Holding BV, 144A, 5.5%, 1/15/2028		3,090,000	2,964,484
UPCB Finance IV Ltd.:
144A, 4.0%, 1/15/2027	EUR	2,000,000	2,607,652
144A, 5.375%, 1/15/2025		2,585,000	2,630,237
UPCB Finance VII Ltd., 144A, 3.625%, 6/15/2029	EUR	1,720,000	2,103,220
Videotron Ltd., 144A, 5.125%, 4/15/2027		1,850,000	1,919,375
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		1,720,000	1,722,150
Virgin Media Finance PLC, 144A, 4.5%, 1/15/2025	EUR	1,000,000	1,301,517
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,490,000	3,551,075
144A, 5.5%, 8/15/2026		790,000	809,995
VOC Escrow Ltd., 144A, 5.0%, 2/15/2028 (c)		2,505,000	2,492,475
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		370,000	379,250
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	870,000	1,115,188
Ziggo Secured Finance BV, 144A, 5.5%, 1/15/2027		2,400,000	2,382,000
			110,630,507
Consumer Staples 3.9%
Aramark International Finance Sarl, 144A, 3.125%, 4/1/2025	EUR	1,000,000	1,300,523
Aramark Services, Inc., 144A, 5.0%, 2/1/2028		1,130,000	1,152,600
Chobani LLC, 144A, 7.5%, 4/15/2025		220,000	233,200
Cott Corp., 144A, 5.5%, 7/1/2024	EUR	2,500,000	3,351,812
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		4,000,000	4,075,000
FAGE International SA, 144A, 5.625%, 8/15/2026		1,040,000	993,200
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		675,000	676,687
JBS U.S.A. LUX SA, 144A, 5.75%, 6/15/2025		1,815,000	1,797,231
Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,656,394
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		365,000	368,650
144A, 5.875%, 9/30/2027		1,125,000	1,127,812
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		300,000	298,688
144A, 5.75%, 3/1/2027		1,400,000	1,401,330
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		1,300,000	1,274,000
			19,707,127
Energy 17.9%
Antero Midstream Partners LP, 5.375%, 9/15/2024		675,000	695,250
Antero Resources Corp.:
5.125%, 12/1/2022		730,000	745,702
5.375%, 11/1/2021		520,000	532,350
5.625%, 6/1/2023		235,000	243,225
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		1,560,000	1,618,500
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)		260,000	268,450
8.25%, 7/15/2025		675,000	744,188
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		2,485,000	2,565,762
5.875%, 3/31/2025		970,000	1,045,175
7.0%, 6/30/2024		2,475,000	2,815,312
Cheniere Energy Partners LP, 144A, 5.25%, 10/1/2025		1,105,000	1,125,719
Chesapeake Energy Corp.:
144A, 8.0%, 12/15/2022		832,000	892,320
144A, 8.0%, 1/15/2025 (b)		1,190,000	1,201,900
144A, 8.0%, 6/15/2027 (b)		2,875,000	2,857,031
Continental Resources, Inc.:
144A, 4.375%, 1/15/2028		595,000	592,858
4.5%, 4/15/2023		1,575,000	1,594,687
5.0%, 9/15/2022		2,183,000	2,210,287
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		1,320,000	1,362,900
6.25%, 4/1/2023		1,745,000	1,819,162
CrownRock LP, 144A, 5.625%, 10/15/2025		1,195,000	1,206,950
Diamondback Energy, Inc.:
4.75%, 11/1/2024		685,000	694,419
144A, 5.375%, 5/31/2025		455,000	472,631
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		285,000	288,563
144A, 5.75%, 1/30/2028		285,000	289,988
Energy Transfer Equity LP, 5.5%, 6/1/2027		4,300,000	4,531,211
Extraction Oil & Gas, Inc.:
144A, 5.625%, 2/1/2026		1,110,000	1,111,110
144A, 7.375%, 5/15/2024		465,000	503,363
Genesis Energy LP:
6.25%, 5/15/2026		1,695,000	1,690,762
6.5%, 10/1/2025		2,110,000	2,146,925
Gulfport Energy Corp.:
6.0%, 10/15/2024		365,000	367,738
6.375%, 5/15/2025		640,000	652,800
144A, 6.375%, 1/15/2026		1,105,000	1,121,575
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026		1,010,000	1,025,150
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		945,000	949,725
144A, 5.75%, 10/1/2025		735,000	757,050
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		1,385,000	1,447,325
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		345,000	349,313
Jonah Energy LLC, 144A, 7.25%, 10/15/2025		685,000	690,994
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		700,000	708,750
6.25%, 3/15/2023		630,000	652,050
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		1,140,000	980,400
144A, 6.5%, 1/15/2025 (b)		1,345,000	1,314,737
Murphy Oil Corp., 5.75%, 8/15/2025		740,000	758,500
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		405,000	418,163
Nabors Industries, Inc.:
5.5%, 1/15/2023 (b)		3,100,000	3,100,000
144A, 5.75%, 2/1/2025 (b)		1,375,000	1,350,937
Newfield Exploration Co., 5.375%, 1/1/2026		1,110,000	1,172,437
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027		960,000	986,400
Noble Holding International Ltd., 144A, 7.875%, 2/1/2026		970,000	988,187
NuStar Logistics LP, 5.625%, 4/28/2027		1,488,000	1,556,374
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (b)		1,000,000	1,030,000
6.875%, 1/15/2023 (b)		360,000	370,800
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		330,000	333,300
144A, 5.375%, 1/15/2025		510,000	515,100
144A, 5.625%, 10/15/2027		905,000	929,888
PDC Energy, Inc., 6.125%, 9/15/2024		860,000	894,400
Peabody Energy Corp., 144A, 6.0%, 3/31/2022		130,000	135,032
Precision Drilling Corp.:
6.5%, 12/15/2021		2,000,000	2,040,000
144A, 7.125%, 1/15/2026		885,000	920,400
QEP Resources, Inc., 5.625%, 3/1/2026		685,000	698,700
Range Resources Corp.:
4.875%, 5/15/2025 (b)		680,000	660,450
5.0%, 8/15/2022		1,950,000	1,964,625
5.875%, 7/1/2022		395,000	410,800
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025		810,000	818,100
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025 (c)		1,150,000	1,150,000
Southwestern Energy Co.:
4.1%, 3/15/2022 (b)		1,500,000	1,477,500
7.75%, 10/1/2027		1,450,000	1,515,250
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		370,000	372,775
Sunoco LP:
144A, 5.5%, 2/15/2026		1,015,000	1,036,264
144A, 5.875%, 3/15/2028		285,000	291,056
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028		1,940,000	1,920,600
5.375%, 2/1/2027		1,850,000	1,882,375
TerraForm Power Operating LLC, 144A, 5.0%, 1/31/2028		895,000	882,694
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		310,000	303,800
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		1,195,000	1,129,275
8.25%, 6/15/2023 (b)		825,000	872,438
9.875%, 2/15/2024		515,000	561,350
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (b)		1,560,000	1,614,600
144A, 6.625%, 1/15/2026		930,000	952,088
WildHorse Resource Development Corp., 6.875%, 2/1/2025		280,000	289,800
WPX Energy, Inc.:
5.25%, 9/15/2024		1,510,000	1,528,875
6.0%, 1/15/2022		1,320,000	1,389,300
7.5%, 8/1/2020		335,000	361,800
8.25%, 8/1/2023		800,000	918,000
			91,386,740
Financials 0.9%
Alliance Data Systems Corp., 144A, 5.25%, 11/15/2023	EUR	750,000	975,383
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		295,000	306,800
Mercury Bondco PLC, 144A, 8.25%, 5/30/2021	EUR	2,000,000	2,604,995
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		285,000	287,850
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		465,000	474,300
			4,649,328
Health Care 8.2%
Avantor, Inc., 144A, 6.0%, 10/1/2024		525,000	529,594
Catalent Pharma Solutions, Inc., 144A, 4.875%, 1/15/2026		230,000	230,000
DaVita, Inc.:
5.0%, 5/1/2025		750,000	747,188
5.125%, 7/15/2024		750,000	755,648
Endo Dac, 144A, 6.0%, 7/15/2023		465,000	364,444
Endo Finance LLC, 144A, 5.375%, 1/15/2023		455,000	354,900
HCA, Inc.:
4.5%, 2/15/2027		2,207,000	2,198,724
5.25%, 6/15/2026		1,245,000	1,302,581
5.875%, 2/15/2026		5,125,000	5,381,250
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)		345,000	294,975
Nidda BondCo GmbH, 144A, 5.0%, 9/30/2025	EUR	600,000	741,628
Nidda Healthcare Holding AG, 144A, 3.5%, 9/30/2024	EUR	2,900,000	3,628,398
Tenet Healthcare Corp.:
144A, 5.125%, 5/1/2025		680,000	670,650
6.75%, 6/15/2023 (b)		600,000	591,060
144A, 7.0%, 8/1/2025 (b)		200,000	196,000
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021		9,000,000	8,386,828
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		1,256,000	1,248,313
144A, 5.5%, 11/1/2025		2,115,000	2,130,862
144A, 5.875%, 5/15/2023		720,000	650,484
144A, 6.125%, 4/15/2025		785,000	702,732
144A, 6.5%, 3/15/2022		630,000	660,114
144A, 7.0%, 3/15/2024		1,510,000	1,605,794
144A, 7.5%, 7/15/2021		4,695,000	4,712,606
144A, 9.0%, 12/15/2025		3,095,000	3,179,153
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025		460,000	464,600
			41,728,526
Industrials 8.1%
American Woodmark Corp., 144A, 4.875%, 3/15/2026 (c)		890,000	890,000
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		1,680,000	1,686,384
144A, 6.0%, 10/15/2022		1,520,000	1,520,000
REG S, 6.125%, 1/15/2023		1,860,000	1,878,600
144A, 7.5%, 12/1/2024		1,610,000	1,692,512
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		170,000	170,425
Brand Industrial Services, Inc., 144A, 8.5%, 7/15/2025		700,000	728,000
Covanta Holding Corp.:
5.875%, 3/1/2024		425,000	431,375
5.875%, 7/1/2025		1,500,000	1,526,250
DAE Funding LLC:
144A, 4.5%, 8/1/2022		67,000	66,665
144A, 5.0%, 8/1/2024		173,000	171,703
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		875,000	905,625
IHO Verwaltungs GmbH, 144A, 4.5%, 9/15/2023		798,000	811,965
Itron, Inc., 144A, 5.0%, 1/15/2026		790,000	793,950
Jeld-Wen, Inc.:
144A, 4.625%, 12/15/2025		530,000	530,000
144A, 4.875%, 12/15/2027		865,000	866,081
La Financiere Atalian SAS, 144A, 4.0%, 5/15/2024	EUR	780,000	1,009,566
Masonite International Corp., 144A, 5.625%, 3/15/2023		755,000	785,200
Moog, Inc., 144A, 5.25%, 12/1/2022		370,000	382,025
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	300,000	378,570
Novelis Corp.:
144A, 5.875%, 9/30/2026		785,000	809,013
144A, 6.25%, 8/15/2024		2,285,000	2,393,537
Oshkosh Corp., 5.375%, 3/1/2025		50,000	52,750
Paprec Holding SA, 144A, 5.25%, 4/1/2022	EUR	2,080,000	2,659,896
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		1,250,000	1,193,750
144A, 5.25%, 8/15/2022		2,725,000	2,690,937
144A, 5.5%, 2/15/2024		1,940,000	1,920,600
Ply Gem Industries, Inc., 6.5%, 2/1/2022		1,206,000	1,252,058
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		65,000	71,906
RBS Global, Inc., 144A, 4.875%, 12/15/2025		550,000	556,875
Summit Materials LLC:
144A, 5.125%, 6/1/2025		190,000	193,563
6.125%, 7/15/2023		705,000	727,913
8.5%, 4/15/2022		310,000	341,000
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	1,395,000	1,766,793
Tennant Co., 144A, 5.625%, 5/1/2025		170,000	177,013
The Brink's Co., 144A, 4.625%, 10/15/2027		830,000	807,175
United Rentals North America, Inc.:
4.875%, 1/15/2028		1,050,000	1,048,687
5.5%, 5/15/2027		375,000	393,750
5.875%, 9/15/2026		483,000	517,414
Waste Pro U.S.A., Inc., 144A, 5.5%, 2/15/2026 (c)		765,000	778,387
WESCO Distribution, Inc., 5.375%, 6/15/2024		675,000	695,250
Wittur International Holding GmbH, REG S, 8.5%, 2/15/2023	EUR	750,000	968,409
Wrangler Buyer Corp., 144A, 6.0%, 10/1/2025		415,000	428,488
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		523,000	538,690
144A, 4.75%, 4/29/2025		1,307,000	1,346,210
			41,554,960
Information Technology 2.9%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		565,000	524,038
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		1,210,000	1,231,175
Dell International LLC, 144A, 5.875%, 6/15/2021		545,000	565,437
Entegris, Inc., 144A, 4.625%, 2/10/2026		485,000	486,819
First Data Corp., 144A, 7.0%, 12/1/2023		2,200,000	2,316,886
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		800,000	846,000
Netflix, Inc.:
144A, 3.625%, 5/15/2027	EUR	1,610,000	2,014,167
4.375%, 11/15/2026 (b)		1,000,000	977,190
5.875%, 2/15/2025		500,000	535,140
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		310,000	296,825
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		1,105,000	1,135,387
Western Digital Corp.:
4.75%, 2/15/2026 (c)		1,775,000	1,797,187
144A, 7.375%, 4/1/2023		1,140,000	1,241,175
10.5%, 4/1/2024		622,000	727,118
			14,694,544
Materials 19.5%
AK Steel Corp.:
6.375%, 10/15/2025 (b)		2,580,000	2,547,750
7.0%, 3/15/2027 (b)		3,765,000	3,849,712
7.5%, 7/15/2023		700,000	754,250
Alpha 3 BV, 144A, 6.25%, 2/1/2025		800,000	819,000
ARD Finance SA, 6.625%, 9/15/2023	EUR	2,000,000	2,650,192
Ardagh Packaging Finance PLC:
144A, 4.625%, 5/15/2023		1,560,000	1,575,600
144A, 6.0%, 2/15/2025		3,575,000	3,691,187
144A, 7.25%, 5/15/2024		5,055,000	5,432,608
Berry Global, Inc., 144A, 4.5%, 2/15/2026		1,200,000	1,196,640
BWAY Holding Co., 144A, 5.5%, 4/15/2024		4,160,000	4,310,800
Cascades, Inc., 144A, 5.5%, 7/15/2022		73,000	74,460
Cemex SAB de CV:
144A, 7.75%, 4/16/2026 (b)		2,858,000	3,236,685
REG S, 7.75%, 4/16/2026		1,000,000	1,132,500
Chemours Co.:
5.375%, 5/15/2027		700,000	724,500
6.125%, 5/15/2023	EUR	4,740,000	6,222,836
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		353,000	356,089
Constellium NV:
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,818,797
144A, 4.625%, 5/15/2021	EUR	1,150,000	1,455,821
144A, 5.75%, 5/15/2024		425,000	434,563
144A, 6.625%, 3/1/2025 (b)		4,500,000	4,747,500
Cornerstone Chemical Co., 144A, 6.75%, 8/15/2024		900,000	902,250
FMG Resources (August 2006) Pty Ltd.:
144A, 4.75%, 5/15/2022		1,000,000	1,015,000
144A, 5.125%, 5/15/2024 (b)		660,000	668,250
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		740,000	734,450
3.875%, 3/15/2023		1,450,000	1,440,937
4.0%, 11/14/2021		1,000,000	1,010,500
5.4%, 11/14/2034		300,000	312,900
5.45%, 3/15/2043		210,000	215,250
Hexion, Inc.:
6.625%, 4/15/2020		1,096,000	998,730
144A, 10.375%, 2/1/2022		250,000	241,719
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		5,185,000	5,534,987
144A, 7.625%, 1/15/2025		1,395,000	1,534,500
Kaiser Aluminum Corp., 5.875%, 5/15/2024		695,000	741,913
Mercer International, Inc.:
144A, 5.5%, 1/15/2026		510,000	516,375
6.5%, 2/1/2024		620,000	658,750
Multi-Color Corp., 144A, 4.875%, 11/1/2025		250,000	250,938
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		2,390,000	2,404,937
144A, 5.25%, 6/1/2027		1,575,000	1,571,062
Nyrstar Netherlands Holdings BV:
144A, 8.5%, 9/15/2019	EUR	500,000	689,023
REG S, 8.5%, 9/15/2019	EUR	1,500,000	2,067,069
OI European Group BV, 144A, 4.0%, 3/15/2023		1,260,000	1,249,762
Olin Corp., 5.0%, 2/1/2030		895,000	896,119
Perstorp Holding AB, 144A, 3-month EURIBOR + 4.250%, 4.25% **, 9/15/2022	EUR	1,500,000	1,858,376
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025		1,115,000	1,156,813
Platform Specialty Products Corp., 144A, 5.875%, 12/1/2025		2,373,000	2,411,561
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		9,470,000	9,724,743
144A, 7.0%, 7/15/2024		1,925,000	2,047,719
SPCM SA:
144A, 2.875%, 6/15/2023	EUR	1,000,000	1,260,458
144A, 4.875%, 9/15/2025		1,000,000	1,002,500
Teck Resources Ltd.:
6.125%, 10/1/2035		950,000	1,069,938
6.25%, 7/15/2041		900,000	1,042,875
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		705,000	720,863
United States Steel Corp.:
6.875%, 8/15/2025		2,030,000	2,131,500
144A, 8.375%, 7/1/2021		1,530,000	1,652,400
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		205,000	214,738
144A, 5.625%, 10/1/2024		670,000	721,925
			99,703,320
Real Estate 2.5%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024		1,340,000	1,366,800
(REIT), 5.375%, 3/15/2027		3,650,000	3,796,000
Equinix, Inc., (REIT), 2.875%, 2/1/2026	EUR	2,130,000	2,631,278
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		2,215,000	2,237,150
Iron Mountain, Inc., 144A, (REIT), 5.25%, 3/15/2028		960,000	933,600
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.5%, 1/15/2028		770,000	748,825
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027		1,000,000	990,200
(REIT), 5.25%, 8/1/2026		170,000	175,100
			12,878,953
Telecommunication Services 9.4%
Bulgarian Telecommunications Co. EAD, 144A, 6.625%, 11/15/2018	EUR	1,000,000	1,240,929
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		1,400,000	1,419,250
Series W, 6.75%, 12/1/2023 (b)		300,000	291,840
Series Y, 7.5%, 4/1/2024 (b)		2,385,000	2,402,887
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		555,000	552,919
Digicel Ltd., 144A, 6.75%, 3/1/2023		785,000	781,075
eircom Finance DAC, 144A, 4.5%, 5/31/2022	EUR	500,000	638,752
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		3,010,000	2,464,437
7.125%, 1/15/2023		275,000	186,313
10.5%, 9/15/2022		1,600,000	1,322,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		415,000	453,387
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		1,400,000	1,221,500
144A, 8.0%, 2/15/2024		2,303,000	2,418,150
144A, 9.75%, 7/15/2025		1,270,000	1,168,019
SoftBank Group Corp., REG S, 4.75%, 7/30/2025	EUR	600,000	809,366
Sprint Capital Corp.:
6.875%, 11/15/2028		660,000	682,275
8.75%, 3/15/2032		760,000	898,700
Sprint Communications, Inc., 7.0%, 8/15/2020		445,000	469,663
Sprint Corp.:
7.125%, 6/15/2024		4,815,000	4,883,229
7.25%, 9/15/2021		2,000,000	2,125,420
7.625%, 2/15/2025 (b)		4,500,000	4,668,750
T-Mobile U.S.A., Inc.:
4.5%, 2/1/2026		320,000	321,600
4.75%, 2/1/2028		2,550,000	2,559,562
6.0%, 4/15/2024		2,562,000	2,723,637
6.375%, 3/1/2025		1,019,000	1,083,961
6.5%, 1/15/2026		35,000	37,931
Telesat Canada, 144A, 8.875%, 11/15/2024		3,230,000	3,593,375
ViaSat, Inc., 144A, 5.625%, 9/15/2025		385,000	382,113
Wind Tre SpA, 144A, 5.0%, 1/20/2026		1,345,000	1,220,749
Zayo Group LLC:
144A, 5.75%, 1/15/2027		2,410,000	2,449,283
6.0%, 4/1/2023		1,430,000	1,490,775
6.375%, 5/15/2025		1,005,000	1,053,994
			48,015,841
Utilities 2.5%
AmeriGas Partners LP:
5.5%, 5/20/2025		1,375,000	1,405,937
5.75%, 5/20/2027		1,275,000	1,305,281
Calpine Corp.:
144A, 5.25%, 6/1/2026		710,000	696,688
5.75%, 1/15/2025 (b)		390,000	369,525
Dynegy, Inc.:
7.375%, 11/1/2022 (b)		1,100,000	1,162,040
7.625%, 11/1/2024		390,000	421,356
144A, 8.125%, 1/30/2026		1,275,000	1,406,070
NextEra Energy Operating Partners LP, 144A, 4.5%, 9/15/2027		850,000	838,312
NGL Energy Partners LP, 5.125%, 7/15/2019		395,000	400,925
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028		1,545,000	1,545,309
6.25%, 7/15/2022		3,095,000	3,207,194
			12,758,637
Total Corporate Bonds (Cost $482,496,585)			497,708,483
Government & Agency Obligations 0.6%
U.S. Treasury Obligations
U.S. Treasury Bills:
1.381% ***, 10/11/2018 (d)		2,100,000	2,075,239
1.659% ***, 10/11/2018 (d)		1,000,000	988,209
Total Government & Agency Obligations (Cost $3,068,090)			3,063,448
Loan Participations and Assignments 0.3%
Senior Loans
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.2% **, 1/15/2024		748,082	752,716
Dynegy, Inc., Term Loan C2, 1-month USD LIBOR + 2.750%, 3.346% **, 2/7/2024		500,000	505,598
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.561% **, 2/2/2024		400,000	401,462
Total Loan Participations and Assignments (Cost $1,651,052)			1,659,776
Convertible Bonds 0.4%
Consumer Discretionary 0.0%
DISH Network Corp., 144A, 2.375%, 3/15/2024		225,000	210,538
Materials 0.4%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK **, 10/18/2025 (e)		1,523,461	1,926,417
Total Convertible Bonds (Cost $1,750,422)			2,136,955
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		388	8,583
Materials 0.0%
GEO Specialty Chemicals, Inc. 144A* (e)		1,703	575
GEO Specialty Chemicals, Inc.* (e)		136,977	46,243
			46,818
Total Common Stocks (Cost $216,291)			55,401
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $239,283)		1,219	53,632
Securities Lending Collateral 9.9%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.25% (f) (g) (Cost $50,302,546)		50,302,546	50,302,546
Cash Equivalents 1.3%
Deutsche Central Cash Management Government Fund, 1.34% (f) (Cost $6,771,299)		6,771,299	6,771,299
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $546,495,568)		109.9	561,751,540
Other Assets and Liabilities, Net		(9.9)	(50,576,312)
Net Assets		100.0	511,175,228

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $48,399,029, which is 9.5% of net assets.
(c)	When-issued security.
(d)	At January 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EURIBOR: Euro Interbank Offered Rate
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust

At January 31, 2018, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (h)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX North America High Yield Index	5.0%/ Quarterly	12/20/2022	1,175,000	USD	100,977	100,204	773

(h)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
As of January 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	54,651,314	USD	68,071,327	2/28/2018	99,318	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$497,708,483	$—	$497,708,483
Government & Agency Obligation	—	3,063,448	—	3,063,448
Loan Participations and Assignments	—	1,659,776	—	1,659,776
Convertible Bonds	—	210,538	1,926,417	2,136,955
Common Stocks	8,583	—	46,818	55,401
Warrant	—	—	53,632	53,632
Short-Term Investments (i)	57,073,845	—	—	57,073,845
Derivatives (j)
Credit Default Swap Contracts	—	773	—	773
Forward Foreign Currency Contracts	—	99,318	—	99,318
Total	$57,082,428	$502,742,336	$2,026,867	$561,851,631

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ 773	$ —
Foreign Currency Contracts	$ —	$ 99,318

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018